SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Schedule of information about segments

For the year ended December 31, 2023:

					Currency: VND million
			Spare parts
			and
	Automobiles	E-scooter	aftermarket			Total
	(Restated)	(Restated)	services	All other	Unallocated (**)	(Restated)
Revenues(*)	24,213,794	2,540,568	1,069,287	80,220	—	27,903,869
Cost of sales	(37,300,339)	(3,107,640)	(704,515)	(121,463)	—	(41,233,957)
Gross loss	(13,086,545)	(567,072)	364,772	(41,243)	—	(13,330,088)
Operating expenses	(21,152,001)	(738,912)	—	—	(5,190,065)	(27,080,978)
Operating loss	(34,238,546)	(1,305,984)	364,772	(41,243)	(5,190,065)	(40,411,066)

(*) Revenues from a group of customers under common control of Automobiles and E-scooters segments represents approximately VND19,023.8 billion (USD795.5 million), as restated, of the Company’s consolidated revenues (2022: VND 923.3 billion, 2021: VND488.1 billion).

For the year ended December 31, 2022 (represented):

					Currency: VND million
			Spare parts
			and
			aftermarket
	Automobiles	E-scooter	services	All other	Unallocated (**)	Total
Revenues	11,136,049	1,505,461	2,213,369	110,712	—	14,965,591
Cost of sales	(22,854,342)	(2,323,472)	(1,962,906)	(91,776)	—	(27,232,496)
Gross loss	(11,718,293)	(818,011)	250,463	18,936	—	(12,266,905)
Operating expenses	(25,628,175)	(688,540)	—	—	(3,672,744)	(29,989,459)
Operating loss	(37,346,468)	(1,506,551)	250,463	18,936	(3,672,744)	(42,256,364)

For the year ended December 31, 2021:

					Currency: VND million
			Spare parts
			and
			aftermarket
	Automobiles	E-scooter	services	All other	Unallocated (**)	Total
Revenues	13,593,482	678,936	634,793	1,120,971	—	16,028,182
Cost of sales	(22,720,417)	(1,040,905)	(453,213)	(1,069,423)	—	(25,283,958)
Gross loss	(9,126,935)	(361,969)	181,580	51,548	—	(9,255,776)
Operating expenses	(15,525,771)	(499,865)	—	—	(1,785,989)	(17,811,625)
Operating loss	(24,652,706)	(861,834)	181,580	51,548	(1,785,989)	(27,067,401)

For the year ended December 31, 2023 (convenience translation):

					Currency: USD
			Spare parts and
	Automobiles	E-scooter	aftermarket			Total
	(Restated)	(Restated)	services	All other	Unallocated(*)	(Restated)
Revenues	1,014,572,788	106,451,353	44,803,779	3,361,261	—	1,169,189,181
Cost of sales	(1,562,907,011)	(130,212,017)	(29,519,609)	(5,089,386)	—	(1,727,728,023)
Gross loss	(548,334,223)	(23,760,664)	15,284,170	(1,728,125)	—	(558,538,842)
Operating expenses	(886,281,781)	(30,960,865)	—	—	(217,466,899)	(1,134,709,545)
Operating loss	(1,434,616,004)	(54,721,529)	15,284,170	(1,728,125)	(217,466,899)	(1,693,248,387)

(**) Unallocated expenses are mainly related to general and corporate administrative costs such as wages and salaries for employees responsible for general corporate functions, including accounting, finance, tax, legal and human relations; technology-related fees; depreciation and amortization of fixed assets used for administration purpose; professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segment results as they are not reviewed by the Chief Operating Decision Maker as part of segment performance.

Schedule of revenues by geographic area based on the sales location of the products

	For the year ended	For the year ended	For the year ended December 31,2023
	December 31, 2021	December 31, 2022	(Restated)
	VND million	VND million	VND million	USD
Vietnam	14,996,611	14,965,591	27,166,998	1,138,313,835
United States	1,031,571	—	159,164	6,669,069
Canada	—	—	577,707	24,206,277
Total	16,028,182	14,965,591	27,903,869	1,169,189,181

Schedule of revenues earned from external customers for each group of similar products and services

	For the year ended	For the year ended	For the year ended December 31,2023
	December 31, 2021	December 31, 2022	(Restated)
	VND million	VND million	VND million	USD
Sales of ICE vehicles	13,107,978	6,688,467	220,397	9,234,769
Sales of e-cars	5,402	3,582,632	22,770,223	954,086,256
Sales of e-buses	480,102	847,128	628,115	26,318,403
Sales of e-scooters	678,936	1,385,479	1,942,249	81,381,436
Sale of spare parts	538,216	2,072,628	882,146	36,962,457
Sale of smartphones	1,031,571	—	—	—
Rendering of aftermarket services	96,577	140,689	187,141	7,841,322
Revenue from leasing activities and others	89,400	248,568	1,273,598	53,364,535
Total revenue	16,028,182	14,965,591	27,903,869	1,169,189,181